Earnings Per Common Share - Reconciliation of Basic and Diluted Net Income Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ 28,968	$ 14,840	$ 55,085	$ 30,181	$ 65,774	$ 39,256	$ 44,833
Dividends and accretion of discount on preferred stock							3,643
Earnings available to common shareholder					$ 65,774	$ 39,256	$ 41,190
Weighted average common shares outstanding (Basic)	81,918,956	75,000,000	78,478,591	75,000,000	75,000,000	75,000,000	75,000,000
Weighted average restricted stock units	32,839	258,375	352,795	258,375	294,600	116,100
Weighted average common shares outstanding (Diluted)	81,951,795	75,258,375	78,831,386	75,258,375	75,294,600	75,116,100	75,000,000
Earnings per common share (Basic)	$ 0.35	$ 0.20	$ 0.70	$ 0.40	$ 0.88	$ 0.52	$ 0.55
Earnings per common share (Diluted)	$ 0.35	$ 0.20	$ 0.70	$ 0.40	$ 0.87	$ 0.52	$ 0.55